Provisions - Respironics field-action provision (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Balance as of January 1	€ 2,498	€ 2,115
Utilizations	(1,336)	(1,266)
Translation differences and other	21	(53)
Balance as of December 31	2,972	2,498
Respironics field action
Reconciliation of changes in other provisions [abstract]
Balance as of January 1	334	390
Additions	30	240
Utilizations	(220)	(285)
Translation differences and other	(14)	(10)
Balance as of December 31	€ 130	€ 334